Accounts payable and other liabilities (Ageing analysis of accounts and notes payable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 15,777,784	¥ 15,850,958
Within 1 year
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	15,514,112	15,435,470
Between 1 to 2 years
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	166,088	311,880
Over 2 years
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 97,584	¥ 103,608